TRUST FOR GOVERNMENT CASH RESERVES

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                January 29, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    TRUST FOR GOVERNMENT CASH RESERVES (the "Trust")
              1933 Act File No. 33-27178
              1940 Act File No. 811-5772

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information, dated January 31, 1999, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 18 on January 28, 1999.


         If you have any questions regarding this certification, please call Amy B. Gotz at (412) 288-1940.

                                                        Very truly yours,



                                                        /s/ Matthew S. Hardin
                                                        Matthew S. Hardin
                                                        Assistant Secretary